Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Trade Receivables	Trade receivables consist of the following:

€ thousand	December 31, 2023	December 31, 2022
Trade receivables	630	1,101
Loss allowance (ECL)	(330)	0
Total	300	1,101

Summary of Changes in Loss Allowance for Trade Receivables

On that basis, the loss allowance as at December 31, 2023, and 2022, was determined as follows for trade receivables:

€ thousand	2023	2022
Balance as of January 1,	0	0
Additions	330	0
Utilization	0	0
Reversals	0	0
Net foreign exchange effects	0	0
Balance as of December 31,	330	0

Summary of Loss Allowances for Trade Receivables

The loss allowances for trade receivables as at December 31, 2023, and 2022, reconcile to the opening loss allowances as follows:

€ thousand	not overdue	1 to 30 days overdue	more than 90 days overdue
Gross value of trade receivables as of December 31, 2022	656	444	0
Loss allowance (ECL)	0	0	0
Expected default risk in relation to ECL	0	0	0
Gross value of trade receivables as of December 31, 2023	178	0	451
Loss allowance (ECL)	(3)	0	(327)
Expected default risk in relation to ECL	1.6%	0.0%	72.4%